Pursuant to Rule 497(c)
                                                   Registration File # 333-17219


                                EQ ADVISORS TRUST

           SUPPLEMENT DATED MAY 1, 2001 TO THE STATEMENT OF ADDITIONAL
                          INFORMATION DATED MAY 1, 2001

The information stated below supersedes certain information contained in the above-dated Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust") regarding five Portfolios of the Trust, i.e., the Alliance Conservative Investors Portfolio, T. Rowe Price Equity Income Portfolio, EQ/Putnam Balanced Portfolio, Mercury World Strategy Portfolio, and EQ/Evergreen Foundation Portfolio, until May 18, 2001.

The information below supplements the information in the section of the SAI captioned "DESCRIPTION OF THE TRUST AND ITS INVESTMENTS AND RISKS":

     Until May 18, 2001, the Trust will continue to offer two classes of shares on behalf of the following Portfolios: Alliance Conservative Investors Portfolio, T. Rowe Price Equity Income Portfolio, EQ/Putnam Balanced Portfolio, Mercury World Strategy Portfolio, and EQ/Evergreen Foundation Portfolio. References to the Alliance Portfolios should be read to also include the Alliance Conservative Investors Portfolio.

The information below supplements the information contained in the section of the SAI captioned "TRUST POLICIES--FUNDAMENTAL RESTRICTIONS":


1. Fundamental policies (5) and (6) below shall not apply to the Mercury World Strategy Portfolio.

2. The phrase "the Mercury Basic Value Portfolio may purchase securities on margin to the extent permitted by applicable law" in Fundamental Policy
     (1)(a) is revised to read: "the EQ/Mercury Basic Value Portfolio and the Mercury World Strategy Portfolio may purchase securities on margin to the extent permitted by applicable law."

3.   Fundamental Policies (1)(c)-(d) are revised to read as follows:

     c. the EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Investors Growth Portfolio, EQ/Putnam Balanced Portfolio, and EQ/Bernstein Diversified Value Portfolio each, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 10% of the applicable Portfolio's net assets (taken at lower of cost or current value), not including the amount borrowed, at the time the borrowing is made. Each Portfolio will repay borrowings made for the purposes specified above before any additional investments are purchased;

     d. the Mercury World Strategy Portfolio, as a matter of fundamental policy, and the Mercury Basic Value Equity Portfolio, as a matter of non-fundamental operating policy, may, to the extent permitted by applicable law, borrow up to an additional 5% of their respective total assets for temporary purposes;

4.   Fundamental Policy (1)(g) is revised to read as follows:

     g. EQ/Evergreen Omega Portfolio and EQ/Evergreen Foundation Portfolio, each as a matter of non-fundamental policy, may, in addition to the amount specified above, also borrow up to an additional 5% of its total assets from banks or other lenders;

5.   Fundamental Policy (4)(e) is revised to read as follows:

     e. the Mercury World Strategy Portfolio, and the Mercury Basic Value Portfolio, as a matter of non-fundamental policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 20% of such Portfolio's total assets (taken at market value);


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The information below supplements the information contained in the section of the SAI captioned "TRUST POLICIES--NON-FUNDAMENTAL RESTRICTIONS":

1.   The information below supplements the information in Non-Fundamental Policy
     (1):

     In addition, as a matter of operating policy, the Alliance Conservative Investors Portfolio and the T. Rowe Price Equity Income Portfolio may purchase and sell exchange-traded index options and stock index futures contracts;

2.   The information below supplements the information in Non-Fundamental Policy
     (5):

     In addition, the Mercury World Strategy Portfolio and the EQ/Evergreen Foundation Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

The information below supplements the information in the section of the SAI captioned "OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY TRANSACTIONS":

     In addition, the Mercury World Strategy Portfolio will engage in over the counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

The information below supplements the section of the SAI captioned "THE
ADVISERS":

1. The sentence, "On behalf of the T. Rowe Price International Stock Portfolio, the Manager has entered into an Advisory Agreement with TRPI," is revised to read: "On behalf of the T. Rowe Price Equity Income and the
     T. Rowe Price International Stock Portfolios, the Manager has entered into investment advisory agreements ("Advisory Agreements") with T. Rowe Price and TRPI, respectively."

2. The sentence, "Additionally, the Manager has entered into an Advisory Agreement on behalf of EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, and EQ/Putnam Investors Growth Portfolios with Putnam Management," is revised to read: "Additionally, the Manager has entered into an Advisory Agreement on behalf of EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, and EQ/Putnam Investors Growth Portfolios with Putnam Management."

3. The sentence, "The Manager has entered into an Advisory Agreement on behalf of Mercury Basic Value Equity Portfolio with Mercury," is revised to read:
     "The Manager has entered into an Advisory Agreement on behalf of Mercury World Strategy and Mercury Basic Value Equity Portfolios with Mercury."

4. The sentence, "The Manager has entered into an Advisory Agreement on behalf of EQ/Evergreen Omega Portfolio with Evergreen," is revised to read: "The Manager has entered into an Advisory Agreement on behalf of EQ/Evergreen Foundation and EQ/Evergreen Omega Portfolios with Evergreen."

The information below supplements the section of the SAI captioned "BROKERAGE TRANSACTIONS WITH AFFILIATES":

1. The sentence, "TRPI, the Adviser to the T. Rowe Price International Stock Portfolio, executed portfolio transactions through certain affiliates of Robert Fleming Holdings Ltd., which, up until August 2000, was a person indirectly related to the Adviser, acting as agent in accordance with procedures established by the Trust's Board of Trustees," is revised to read: "TRPI and T. Rowe Price, the Advisers to the T. Rowe Price International Stock and T. Rowe Price Equity Income Portfolios, respectively, executed portfolio transactions through certain affiliates of Robert Fleming Holdings Ltd., which, up until August 2000, was a person indirectly related to the Adviser, acting as agent in accordance with procedures established by the Trust's Board of Trustees."

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2.   The sentence, "Mercury, the Adviser to the Mercury Basic Value Equity
     Portfolio, may execute portfolio transactions through certain affiliates of Mercury," is revised to read: "Mercury, the Adviser to the Mercury World Strategy and Mercury Basic Value Equity Portfolios, may execute portfolio transactions through certain affiliates of Mercury."

3. The sentence, "Putnam Management, the Adviser to the EQ/Putnam Growth & Income, EQ/ Putnam International Equity, and EQ/Putnam Investors Growth Portfolios, may execute portfolio transactions through certain affiliates of Putnam Management," is revised to read: "Putnam Management, the Adviser to the EQ/Putnam Balanced, EQ/Putnam Growth & Income, EQ/ Putnam International Equity, and EQ/Putnam Investors Growth Portfolios, may execute portfolio transactions through certain affiliates of Putnam Management."

4. The sentence, "Evergreen, the Adviser to the EQ/Evergreen Omega Portfolio, may execute portfolio transactions through certain affiliates of Evergreen and First Union National Bank," is revised to read: "Evergreen, the Adviser to the EQ/Evergreen Foundation and EQ/Evergreen Omega Portfolios, may execute portfolio transactions through certain affiliates of Evergreen and First Union National Bank."

5. The sentence, "Alliance, the Adviser to the EQ/Bernstein Diversified Value, EQ/Alliance Premier Growth, EQ/Alliance Technology, Alliance Common Stock, Alliance Equity 500 Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, Alliance Small Cap Growth Portfolios, and an Adviser to the EQ/Aggressive Stock and EQ/Balanced Portfolios, may execute portfolio transactions with certain affiliates of Alliance, including Sanford C. Bernstein & Co., LLC.," is revised to read: "Alliance, the Adviser to the EQ/Bernstein Diversified Value, EQ/Alliance Premier Growth, EQ/Alliance Technology, Alliance Common Stock, Alliance Conservative Investors, Alliance Equity 500 Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, Alliance Small Cap Growth Portfolios, and an Adviser to the EQ/Aggressive Stock and EQ/Balanced Portfolios, may execute portfolio transactions with certain affiliates of Alliance, including Sanford C. Bernstein & Co., LLC."